Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Liabilities Current [Abstract]
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities are comprised of (in thousands):

	As of December 31,
	2020	2021
	RMB	RMB
Deposits from advertising agencies and customers	16,266	16,518
Accrued professional fees	5,246	3,334
Advertising and promotion expenses payables and accruals	18,247	5,036
General operating expenses payables and accruals	65,732	65,755
Deposits from potential house buyers	49,210	17,217
Others	17,675	15,383
Total	172,376	123,243